BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - 2022 Second Quarter Acquisition - Purchase Consideration (Details) - Herbal Remedies shares in Thousands, $ in Thousands	May 25, 2022 USD ($) item shares
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Number of licensed retail dispensaries operated | item	2
Cash	$ 3,002
Debt Payable	14,220
Shares Issued	$ 1,870
Shares Issued, shares | shares	353
Purchase consideration	$ 19,092
Percentage of discount rate used to determine fair value of Exchangeable Shares issued	16.55%
Purchase consideration for acquisition	$ 3,002
Minimum
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Lock-up provision period for Exchangeable Shares issued	6 months
Maximum
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Lock-up provision period for Exchangeable Shares issued	12 months